COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of capital commitments

	December 31,
	2019	2020
	RMB	RMB

Authorized and contracted for (i)	138,088	171,335
Authorized but not contracted for	63,967	33,942
	202,055	205,277

Note:

(i)The investment commitments for the years ended December 31, 2019 and 2020 of the Group were RMB 6,100 and RMB 13,172, respectively.

Schedule of estimated future annual payments of exploration and production licenses

	December 31,
	2019	2020
	RMB	RMB

Within one year	302	390
Between one and two years	69	99
Between two and three years	34	66
Between three and four years	30	63
Between four and five years	29	56
Thereafter	845	824
	1,309	1,498

Schedule of contingent liabilities

	December 31,
	2019	2020
	RMB	RMB

Joint ventures	7,100	6,390
Associates (ii)	10,140	8,450
	17,240	14,840

Note:

(ii)

The Group provided a guarantee in respect to standby credit facilities granted to Zhongtian Synergetic Energy by banks amount to RMB 17,050. As of December 31, 2019 and 2020, the amount withdrawn by Zhongtian Synergetic Energy and guaranteed by the Group was RMB 10,140 and RMB 8,450.